Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Brainlab Senior Secured Note Payable [Member]
Debt Instrument [Line Items]
Carrying Values	$ 2,000,000	$ 4,902,331
Estimated Fair Value	2,000,000	4,902,331
12% Junior Secured Notes Payable 2014 [Member]
Debt Instrument [Line Items]
Carrying Values	3,600,181	3,543,594
Estimated Fair Value	3,845,125	3,845,125
Junior Secured Notes Payable 2010 [Member]
Debt Instrument [Line Items]
Carrying Values	1,167,211	1,007,270
Estimated Fair Value	$ 1,167,211	$ 2,476,630